Financial instruments and fair value disclosures - Financial liabilities at amortised cost (Details) - Financial liabilities at amortised cost - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of financial liabilities [line items]
Carrying value	$ 30,489	$ 16,659	$ 7,514
Fair value	30,489	16,659	7,514
Trade and other payables
Disclosure of financial liabilities [line items]
Carrying value	22,655	16,659	2,054
Fair value	22,655	$ 16,659	2,054
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Carrying value	7,834
Fair value	$ 7,834
Bridging finance
Disclosure of financial liabilities [line items]
Carrying value			1,034
Fair value			1,034
Convertible loans
Disclosure of financial liabilities [line items]
Carrying value			4,426
Fair value			$ 4,426